SEGMENT REPORTING - Long-lived Assets Other Than Goodwill and Intangible Assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 189,148	$ 174,801
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	178,165	163,343
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 10,983	$ 11,458